Long-Term Debt	6 Months Ended
Jun. 30, 2019
Long-Term Debt.
Long-Term Debt

12) Long-Term Debt

As of June 30, 2019 and December 31, 2018, the Partnership had the following debt amounts outstanding:

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2019	2018
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	$297,416	$312,472
$55 million revolving credit facility		26,279	26,279
Hilda loan facility	Hilda Knutsen	87,692	90,769
Torill loan facility	Torill Knutsen	91,667	95,000
$172.5 million loan facility	Dan Cisne, Dan Sabia	76,839	81,839
Raquel loan facility	Raquel Knutsen	60,569	63,184
Tordis loan facility	Tordis Knutsen	83,461	85,991
Vigdis loan facility	Vigdis Knutsen	84,726	87,256
Lena loan facility	Lena Knutsen	83,300	85,750
Brasil loan facility	Brasil Knutsen	60,423	63,454
Anna loan facility	Anna Knutsen	68,314	70,353
$25 million revolving credit facility		25,000	25,000
Total long-term debt		1,045,686	1,087,347
Less: current installments		85,845	109,534
Less: unamortized deferred loan issuance costs		2,560	2,608
Current portion of long-term debt		83,285	106,926
Amounts due after one year		959,841	977,813
Less: unamortized deferred loan issuance costs		6,161	7,448
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$953,680	$970,365

The Partnership’s outstanding debt of $1,045.7 million as of June 30, 2019 is repayable as follows:

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
Remainder of 2019	$42,873	$—
2020	85,945	—
2021	86,545	95,811
2022	71,210	236,509
2023	55,535	202,185
2024 and thereafter	15,180	153,893
Total	$357,288	$688,398

As of June 30, 2019, the interest rates on the Partnership’s loan agreements were LIBOR plus a fixed margin ranging from 1.8% to 2.4%.

On June 28, 2019, the Partnership’s subsidiary, KNOT Shuttle Tankers AS, which owns the vessel-owning entities, extended the maturity of its unsecured revolving credit facility of $25 million with NTT Finance Corporation. The facility matures in August 2021, bears interest at LIBOR plus 1.8% and has a commitment fee of 0.5% on the undrawn portion of the facility. The commercial terms of the facility are unchanged from the facility entered into in June 2017 with NTT Finance Corporation.